Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 13,485	$ 10,009
Prepaid expenses	1,471,791	1,436,202
Rent deposit	25,000	25,000
Total current assets	1,510,276	1,471,211
Total assets	1,510,276	1,471,211
Current liabilities
Accounts payable and accrued liabilities	330,874	337,174
Accrued payroll - officer	1,271,977	1,185,879
Payable to officer	49,498	104,952
Total current liabilities	1,652,350	1,628,005
Total Liabilities	1,652,350	1,628,005
Commitments and contingencies
STOCKHOLDERS' EQUITY
Preferred stock, $0.0001 par value, 20,000,000 shares authorized; none issued and outstanding	0	0
Common stock, $0.0001 par value, 100,000,000 shares authorized; 28,226,264 and 27,699,598 shares issued and outstanding at March 31, 2023 and December 31, 2022, respectively	2,823	2,770
Additional paid-in capital	3,584,990	3,330,043
Stock subscriptions receivable	(222,000)	(130,000)
Accumulated deficit	(3,596,887)	(3,448,607)
Total stockholders' equity	(142,074)	(156,794)
Total liabilities and stockholders' equity	$ 1,510,276	$ 1,471,211